Statements of Changes In Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Issued capital [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Transactions with non controlling parties [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2020	$ 10,445		$ (1,339)		$ (11,599)	$ 520	$ (1,973)
Beginning balance, shares at Dec. 31, 2020	22,219,910
IfrsStatementLineItems [Line Items]
Net loss for the period					(39,239)	(1,051)	(40,290)
Remeasurement loss from defined benefit plans
Adjustments arising from translating financial statements of foreign operations			631			(76)	555
Net comprehensive loss for the period			631		(39,239)	(1,127)	(39,735)
Exercise of warrants	$ 12,929	(9,201)					3,728
Exercise of warrants, shares	2,514,693
Share based compensation (note 21 (b))	$ 843						843
Issuance of shares in private placement, net (note 20 (A))	$ 3,338						3,338
Issuance of shares in private placement, net, shares	1,305,662
Exercise of options (note 20 (B))	$ 742						742
Exercise of options, shares	286,223
Reclassification of warrant liability		43,964					43,964
Ending balance at Dec. 31, 2021	$ 28,297	34,763	(708)		(50,838)	(607)	10,907
Ending balance, shares at Dec. 31, 2021	26,326,488
IfrsStatementLineItems [Line Items]
Net loss for the period					(16,557)	(1,790)	(18,347)	[1],[2]
Remeasurement loss from defined benefit plans			10				10
Adjustments arising from translating financial statements of foreign operations			(936)				(936)
Net comprehensive loss for the period			(926)		(16,557)	(1,790)	(19,273)
Exercise of RSU’s
Exercise of RSUs, shares	545,000
Exercise of warrants	$ 5,277	(3,900)					1,377
Exercise of warrants, shares	630,161
Share based compensation (note 21 (b))	$ 4,868						4,868
Issuance of shares in respect of crowd funding
Issuance of shares in respect of crowd funding, shares	74,895
Issuance of shares in respect of Isramat deal	$ 1,747						1,747
Issuance of shares in respect of Isramat deal, shares	273,774
Issuance of shares in private placement, net (note 20 (A))	$ 3,004						3,004
Issuance of shares in private placement, net, shares	2,978,337
Exercise of options (note 20 (B))	$ 208						208
Exercise of options, shares	116,667
Expiration of warrants (note 3a)	$ 51						51
Ending balance at Dec. 31, 2022	$ 43,452	30,863	(1,634)		(67,395)	(2,397)	2,889
Ending balance, shares at Dec. 31, 2022	30,945,322
IfrsStatementLineItems [Line Items]
Net loss for the period					(16,061)	(1,996)	(18,057)	[3],[4]
Remeasurement loss from defined benefit plans			1				1
Adjustments arising from translating financial statements of foreign operations			303				303
Net comprehensive loss for the period			304		(16,061)	(1,996)	(17,753)
Transactions with non-controlling parties				927		(405)	522
Issuance of share in March 2023 private placement (note 20(I))	$ 1,933						1,933
Issuance of share in March 2023 private placement, shares	1,783,561
Issuance of share in June 2023 private placement (note 20(J))	$ 4,193						4,193
Issuance of share in June 2023 private placement, shares	3,818,275
Issuance of share in December 2023 private placement (note 20(K))	$ 1,003						1,003
Issuance of share in December 2023 private placement, shares	1,295,783
Exercise of RSU’s
Exercise of RSUs, shares	464,499
Exercise of warrants	$ 102						102
Exercise of warrants, shares	92,000
Share based compensation (note 21 (b))	$ 4,802						4,802
Ending balance at Dec. 31, 2023	$ 55,485	$ 30,863	$ (1,330)	$ 927	$ (83,456)	$ (4,798)	$ (2,309)
Ending balance, shares at Dec. 31, 2023	38,399,440

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.
[3]	All non-current assets are located in the state of Israel.
[4]	All revenues are generated in the state of Israel.